Note 5 - Trade Receivables (Details) - Trade Receivables - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
Trade Receivables [Abstract]
Trade receivables	$ 27,080	$ 23,714
Less: Allowance for doubtful accounts	(1,466)	(1,101)
	$ 25,614	$ 22,613